Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued expenses and other payables

14. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Accrued expenses and other payables
Payables for purchase of property and equipment	-	12,773
Deposits received from customers	1,820	1,473
Deposits received from franchisees	2,409	1,012
Accrued rental, utility and other expenses	5,227	6,942
VAT and other taxes payable	13,921	24,960
Payables for refund of tuition fee	7,667	4,470
Offering expenses	502	502
Others	5,029	6,289
Total	36,575	58,421